Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interest charges and related fees [line items]
Subordinated loans	€ 34	€ 34	€ 33
Trust pass-through securities	9	9	9
Borrowings	229	210	240
Other	162	95	129
Total	435	347	€ 412
Aegon N.V [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	34	34
Borrowings	62	68
Other	4	4
Total	€ 100	€ 106